Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Brazilian real
Significant accounting policies [Line Items]
Closing foreign exchange rate	5.28	5.57
Average foreign exchange rate	5.25	5.66
New Peruvian sol
Significant accounting policies [Line Items]
Closing foreign exchange rate	3.81	3.99
Average foreign exchange rate	3.83	4.04
Japanese yen
Significant accounting policies [Line Items]
Closing foreign exchange rate	131.32	115.18
Average foreign exchange rate	134.70	113.87
Euro
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.93	0.88
Average foreign exchange rate	0.94	0.88
Mexican peso
Significant accounting policies [Line Items]
Closing foreign exchange rate	19.50	20.54
Average foreign exchange rate	19.60	20.90
Australian dollar
Significant accounting policies [Line Items]
Closing foreign exchange rate	1.47	1.38
Average foreign exchange rate	1.48	1.40
Pound Sterling
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.83	0.74
Average foreign exchange rate	0.82	0.75
South African rand
Significant accounting policies [Line Items]
Closing foreign exchange rate	17.01	15.94
Average foreign exchange rate	17.28	15.88
Chilean peso
Significant accounting policies [Line Items]
Closing foreign exchange rate	855.86	844.69
Average foreign exchange rate	873.81	849.46
Chinese yuan
Significant accounting policies [Line Items]
Closing foreign exchange rate	6.92	6.38
Average foreign exchange rate	6.98	6.37
Indian rupee
Significant accounting policies [Line Items]
Closing foreign exchange rate	82.73	74.42
Average foreign exchange rate	82.52	75.40
Thai Baht
Significant accounting policies [Line Items]
Closing foreign exchange rate	34.64	33.32
Average foreign exchange rate	34.76	33.55
Turkish lira
Significant accounting policies [Line Items]
Closing foreign exchange rate	18.71	13.28
Average foreign exchange rate	18.66	13.54
Korean Won
Significant accounting policies [Line Items]
Closing foreign exchange rate	1,259.98	1,188.79
Average foreign exchange rate	1,291.64	1,183.95
Indonesian Rupiah
Significant accounting policies [Line Items]
Closing foreign exchange rate	15,570.00	14,265.00
Average foreign exchange rate	15,596.90	14,320.57
United Arab Emirates, Dirham
Significant accounting policies [Line Items]
Closing foreign exchange rate	3.67	3.67
Average foreign exchange rate	3.67	3.67
Polish Zloty
Significant accounting policies [Line Items]
Closing foreign exchange rate	4.37	4.06
Average foreign exchange rate	4.42	4.08
UF
Significant accounting policies [Line Items]
Closing foreign exchange rate	41.02	36.69
Average foreign exchange rate	40.18	36.48